Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2024
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	25 years
Mineral property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	4 years
Mobile equipment & other assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years